SIGNIFICANT ACCOUNTING POLICIES - Transition Impact Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity	$ 3,141	$ 11,927	$ 17,177	$ 15,047
Net income (loss)	2,453	2,165	(346)
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity	9,825	8,413	10,699	11,744
Net income (loss)	2,153	1,755	(648)
Accumulated Other Comprehensive Income (Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity	(8,992)	1,303	3,863	844
Cumulative effect of period of adoption, adjusted balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity			(3,343)	(30)
Cumulative effect of period of adoption, adjusted balance | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity	(257)	(1,168)
Net income (loss)	$ 368	$ 2,194
Cumulative effect of period of adoption, adjusted balance | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity			(2,661)	$ (30)
Cumulative effect of period of adoption, adjusted balance | Accumulated Other Comprehensive Income (Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity			$ (682)